Stock-Based Compensation - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2020 CAD ($) plan $ / shares shares	Dec. 31, 2019 CAD ($) $ / shares shares	Dec. 31, 2015 CAD ($) $ / shares shares	Sep. 01, 2015	Apr. 01, 2015
Share Grants (number of common shares)
Number of plans | plan	2
Weighted-average price, granted (in dollars per share) | $ / shares			$ 20.50
Shares granted (in shares) | shares	0	0
Compensation expenses	$ 0	$ 1,000,000
Expiration period (in years)	7 years
Vesting period (in years)		3 years
Number of shares modified (in shares) | shares		706,070
Payables for options included in related party activity	$ 1,000,000	$ 3,000,000
Management Employee Share Ownership Plans [Member]
Share Grants (number of common shares)
Highest percentage of participant's salary towards purchasing common shares			6.00%
Lowest percentage of participant's salary towards purchasing common shares			1.00%
Employer matching contribution, percent of match			50.00%
Maximum amount contributed by employer			$ 25,000
Society Employee Share Ownership Plans [Member]
Share Grants (number of common shares)
Highest percentage of participant's salary towards purchasing common shares			4.00%
Lowest percentage of participant's salary towards purchasing common shares			1.00%
Employer matching contribution, percent of match			25.00%
Employee Share Ownership Plan (ESOP) [Member]
Share Grants (number of common shares)
Contribution under the plan	$ 2,000,000	$ 2,000,000
PWU Share Grant Plan [Member]
Share Grants (number of common shares)
Highest percentage of participant's salary towards purchasing common shares					2.70%
Weighted-average price, granted (in dollars per share) | $ / shares	$ 20.50
Shares granted (in shares) | shares			3,952,212
PWU Share Grant Plan [Member] | Maximum [Member]
Share Grants (number of common shares)
Requisite service period (in years)	35 years
Aggregate number of common shares issuable under the plan (in shares) | shares	3,981,763
Society Share Grant Plan [Member]
Share Grants (number of common shares)
Highest percentage of participant's salary towards purchasing common shares				2.00%
Weighted-average price, granted (in dollars per share) | $ / shares	$ 20.50
Shares granted (in shares) | shares			1,367,158
Society Share Grant Plan [Member] | Maximum [Member]
Share Grants (number of common shares)
Requisite service period (in years)	35 years
Aggregate number of common shares issuable under the plan (in shares) | shares	1,434,686
Share Grant Plans [Member]
Share Grants (number of common shares)
Weighted-average price, granted (in dollars per share) | $ / shares	$ 0	$ 0
Shares granted (in shares) | shares	434,653	455,694
Fair value of shares granted			$ 111,000,000
Compensation expenses	$ 7,000,000	$ 9,000,000
Directors' Deferred Share Units Plan [Member]
Share Grants (number of common shares)
DSU value equivalent to common shares (in shares) | shares	1
Directors' Deferred Share Units Plan [Member] | Deferred Share Units [Member]
Share Grants (number of common shares)
Compensation expenses	$ 1,000,000	1,000,000
Liability related to share based compensation	$ 2,000,000	1,000,000
Directors' Deferred Share Units Plan [Member] | Hydro One Limited [Member] | Deferred Share Units [Member]
Share Grants (number of common shares)
Closing share price of common shares (in dollars per share) | $ / shares	$ 28.65
Management Deferred Share Units Plan [Member]
Share Grants (number of common shares)
DSU value equivalent to common shares (in shares) | shares	1
Liability related to share based compensation	$ 2,000,000	1,000,000
Management Deferred Share Units Plan [Member] | Deferred Share Units [Member]
Share Grants (number of common shares)
Compensation expenses	$ 1,000,000	1,000,000
Management Deferred Share Units Plan [Member] | Hydro One Limited [Member] | Deferred Share Units [Member]
Share Grants (number of common shares)
Closing share price of common shares (in dollars per share) | $ / shares	$ 28.65
Long Term Incentive Plan [Member]
Share Grants (number of common shares)
Aggregate number of common shares issuable under the plan (in shares) | shares	11,900,000
Compensation expenses	$ 3,000,000	8,000,000
Grant date total fair value of awards	0	0
Performance Stock Units And Restricted Stock Units [Member]
Share Grants (number of common shares)
Liability related to share based compensation	9,000,000	10,000,000
Share-based Payment Arrangement, Option [Member]
Share Grants (number of common shares)
Payables for options included in related party activity	$ 0	$ 0